Earnings (Loss) Per Common Share	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings (Loss) Per Common Share

16. Earnings (Loss) Per Common Share

The Company applies the two-class method of computing basic and diluted earnings per share. Future declarations of dividends and the establishment of future record dates and payment dates are subject to the final determination of our Board of Directors. For the three fiscal months ended March 29, 2013, the Company did not declare, pay or otherwise accrue a dividend payable to the holders of the Company’s common stock or holders of unvested share-based payment awards (restricted stock).

A reconciliation of the numerator and denominator of earnings (loss) per common share-basic to earnings (loss) per common share-assuming dilution is as follows (in millions, except per share data):

	Three Fiscal Months Ended
(in millions, except per share data)	March 28, 2014	March 29, 2013
Earnings (loss) per common share — basic:
Net income (loss) attributable to Company common shareholders	$(315.4)	$(45.8)
Less: Net income allocated to participating securities (4)	—	—
Net income (loss) for basic EPS computations (1)	(315.4)	(45.8)

Weighted average shares outstanding for basic EPS computation (2)	49.1	49.7

Earnings (loss) per common share — basic (3)	$(6.42)	$(0.92)

Earnings (loss) per common share — assuming dilution:
Net income (loss) attributable to Company common shareholders	$(315.4)	$(45.8)
Add: preferred stock dividends, if applicable	—	—

Net income (loss) for diluted EPS computation (1)	$(315.4)	$(45.8)

Weighted average shares outstanding including nonvested shares	49.1	49.7
Weighted average shares outstanding for diluted EPS computation (2)	49.1	49.7

Earnings (loss) per common share — assuming dilution	$(6.42)	$(0.92)

(1)	Numerator
(2)	Denominator
(3)	Under the two-class method, earnings (loss) per share – basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).
(4)	Outstanding unvested share-based payment awards that contain rights to non-forfeitable dividends are considered participating securities in undistributed earnings in the calculation above; however, the effect rounded to $0.0 million in the three months ended March 28, 2014 and March 29, 2013.

On December 10, 2013 the Company’s Board of Directors authorized the extension of the Company’s existing $125 million share repurchase program through the end of 2014. See Note 12—Total Equity for additional details regarding the share repurchase program.

Under ASC 260—Earnings per Share and ASC 470—Debt and because of the Company’s obligation to settle the par value of the Subordinated Convertible Notes in cash, the Company is not required to include any shares underlying the Subordinated Convertible Notes in its weighted average shares outstanding—assuming dilution until the average stock price per share for the quarter exceeds the $36.75 conversion price of the Subordinated Convertible Notes, respectively, and only to the extent of the additional shares that the Company may be required to issue in the event that the Company’s conversion obligation exceeds the principal amount of the Subordinated Convertible Notes.

Regarding the Subordinated Convertible Notes, the average stock price threshold conditions had not been met as of March 28, 2014. At any such time in the future that threshold conditions are met, only the number of shares issuable under the “treasury” method of accounting for the share dilution would be included in the Company’s earnings per share—assuming dilution calculation, which is based upon the amount by which the average stock price exceeds the conversion price.

The following table provides examples of how changes in the Company’s stock price would require the inclusion of additional shares in the denominator of the weighted average shares outstanding—assuming dilution calculation for the Subordinated Convertible Notes.

Share Price	Shares Underlying Subordinated Convertible Notes	Total Treasury Method Incremental Shares (1)
$36.75	—	—
$38.75	603,152	603,152
$40.75	1,147,099	1,147,099
$42.75	1,640,151	1,640,151
$44.75	2,089,131	2,089,131

(1)	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under GAAP.

16. Earnings Per Common Share

The Company applies the two-class method of computing basic and diluted earnings per share. Future declarations of dividends and the establishment of future record dates and payment dates are subject to the final determination of our Board of Directors. For the years ended December 31, 2012 and 2011, the Company did not declare, pay or otherwise accrue a dividend payable to the holders of the Company’s common stock or holders of unvested share-based payment awards (restricted stock).

A reconciliation of the numerator and denominator of earnings per common share-basic to earnings per common share-assuming dilution is as follows (in millions, except per share data):

	Year Ended
	Dec 31, 2013	Dec 31, 2012	Dec 31, 2011
Earnings per share — basic:
Net income attributable to Company common shareholders	$(18.1)	$4.0	$54.5
Less: Net income allocated to participating securities(4)	0.1	—	—

Net income (loss) for basic EPS computations(1)	(18.2)	4.0	54.5

Weighted average shares outstanding for basic EPS computation (2,3)	49.4	49.7	51.9

Earnings per common share — basic (3)	$(0.37)	$0.08	$1.05

Earnings per share — assuming dilution:
Net income attributable to Company common shareholders	$(18.1)	$4.0	$54.5
Add: Preferred stock dividends on convertible stock	—	0.3	0.3

Net income attributable to Company common shareholders — for diluted EPS computation (1)	$(18.1)	$4.3	$54.8

Weighted average shares outstanding including nonvested shares	49.4	49.7	51.9
Dilutive effect of convertible bonds	—	—	0.6
Dilutive effect of stock options and restricted stock units	—	1.0	0.8
Dilutive effect of assumed conversion of preferred stock	—	0.4	0.4

Weighted average shares outstanding for diluted EPS computation (2)	49.4	51.1	53.7

Earnings per common share — assuming dilution	$(0.37)	$0.08	$1.02

(1)	Numerator
(2)	Denominator
(3)	Under the two class method, Earnings per share — basic reflects undistributed earnings per share for both common stock and unvested share-based payment awards (restricted stock).
(4)	Outstanding unvested share-based payment awards that contain rights to non-forfeitable dividends are considered participating securities in undistributed earnings in the calculation above.

On December 10, 2013, the Company’s Board of Directors authorized the extension of the Company’s existing $125 million share repurchase program through the end of 2014. Refer to Note 13—Total Equity for additional details regarding the share repurchase program.

As of December 31, 2013, 2012 and 2011, there were approximately 288 thousand, 553 thousand, and 506 thousand stock options excluded from the earnings per common share — assuming dilution computation because their impact was anti-dilutive, respectively.

Under ASC 260—Earnings per Share and ASC 470—Debt and because of the Company’s obligation to settle the par value of the Subordinated Convertible Notes in cash, the Company is not required to include any shares underlying the Subordinated Convertible Notes in its weighted average shares outstanding — assuming dilution until the average stock price per share for the quarter exceeds the $36.75 conversion price of the Subordinated Convertible Notes, respectively, and only to the extent of the additional shares that the Company may be required to issue in the event that the Company’s conversion obligation exceeds the principal amount of the Subordinated Convertible Notes.

Regarding the Subordinated Convertible Notes, the average stock price threshold conditions had not been met as of December 31, 2013 or December 31, 2012. At any such time in the future the threshold conditions are met, only the number of shares issuable under the “treasury” method of accounting for the share dilution would be included in the Company’s earnings per share — assuming dilution calculation, which is based upon the amount by which the average stock price exceeds the conversion price.

The following table provides examples of how changes in the Company’s stock price would require the inclusion of additional shares in the denominator of the weighted average shares outstanding — assuming dilution calculation for the Subordinated Convertible Notes.

Share Price	Shares Underlying Subordinated Convertible Notes	Total Treasury Method Incremental Shares (1)
$36.75	—	—
$38.75	603,152	603,152
$40.75	1,147,099	1,147,099
$42.75	1,640,151	1,640,151
$44.75	2,089,131	2,089,131

(1)	Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.